Organization and Business Background - Additional Information (Detail) - USD ($)												3 Months Ended	12 Months Ended
	May 14, 2025	Apr. 14, 2025	Mar. 14, 2025	Feb. 18, 2025	Feb. 04, 2025	Jan. 25, 2025	Jan. 16, 2025	Aug. 18, 2024	Aug. 18, 2023	Jul. 13, 2023	Jan. 18, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 23, 2025	Apr. 18, 2025	Aug. 27, 2024	Aug. 21, 2024	Jan. 18, 2024	Sep. 05, 2023	Jul. 11, 2023	Jun. 29, 2023	Apr. 10, 2023	Feb. 27, 2023
Common stock, conversion basis											one right to acquire one-tenth of an Ordinary Share, and one-half of one redeemable warrant	20	20
Common stock, par or stated value per share											$ 0.0001
Purchase of ordinary share											1	1	1
Purchase of ordinary share, per share											$ 11.5	$ 11.5	$ 11.5
Shares issued, price per share											$ 10
Proceeds from issuance initial public offering											$ 189,750,000	$ 191,647,500	$ 191,647,500
Proceeds from issuance of warrants												7,942,500		$ 7,942,500
Class of warrants or rights redemption price per unit													$ 10	$ 10
Company's operating account												$ 2,250,000	$ 2,250,000
Percentage of public shares to be redeemed in case business combination is not consummated											100.00%	100.00%	100.00%
Cash												$ 3,213	$ 83,227	$ 138,283
Assets held in trust										$ 70,000
Payments to acquire restricted investments								$ 30,000	$ 70,000		$ 191,647,500	630,000	910,000
Amount to be deposited in the trust account for each extension										$ 70,000
Net Working Capital Deficit												(4,524,290)	4,056,679	1,676,487
Retained Earnings (Accumulated Deficit)												$ (12,838,578)	$ (10,698,403)	$ (8,318,211)
Subsequent Event [Member]
Payments to acquire restricted investments	$ 30,000	$ 30,000	$ 30,000	$ 30,000			$ 30,000
Second Amended Merger Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 8,840,000
Second Amended Merger Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility, Maximum Borrowing Capacity					8,840,000
Commercial Paper [Member]
Debt instrument interest rate																								4.75%
Debt Instrument, Face Amount								$ 150,000								$ 240,000			$ 1,500,000					$ 2,000,000
Third Amended And Restated Working Capital Promissory Note [Member]
Debt Instrument, Face Amount					3,000,000
DebtInstrument Payment Principal And Accrued Interest Outstanding					$ 1,491,000
Debt Instrument, Convertible, Conversion Price					$ 4							$ 4
Third Amended And Restated Working Capital Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount					$ 3,000,000
DebtInstrument Payment Principal And Accrued Interest Outstanding					$ 1,491,000
Debt Instrument, Convertible, Conversion Price					$ 4
Convertible Promissory Note [Member] | Second Amended Merger Agreement [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.44
Notes Issued						$ 2,160,000
Debt Instrument, Maturity Date						Jul. 12, 2025
Convertible Promissory Note [Member] | Second Amended Merger Agreement [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.44
Notes Issued						$ 2,160,000
Debt Instrument, Maturity Date						Jul. 12, 2025
Convertible Promissory Note One [Member] | Second Amended Merger Agreement [Member]
Notes Issued						$ 4,500,000
Convertible Promissory Note One [Member] | Second Amended Merger Agreement [Member] | Subsequent Event [Member]
Notes Issued						4,500,000
Convertible Promissory Note Two [Member] | Second Amended Merger Agreement [Member]
Notes Issued						2,000,000
Convertible Promissory Note Two [Member] | Second Amended Merger Agreement [Member] | Subsequent Event [Member]
Notes Issued						$ 2,000,000
Maximum [Member]
Debt Instrument, Face Amount															$ 4,000,000
Maximum [Member] | Merger Agreement Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 2,750,000
Minimum [Member]
Debt Instrument, Face Amount															$ 3,000,000
Minimum [Member] | Merger Agreement Amendment [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	$ 2,000,000
Sponsor [Member]
Minimum notice period to be given to the holders of warrants												30 days		30 days
Sponsor [Member] | Commercial Paper [Member]
Debt Instrument, Face Amount																								$ 1,500,000
Private Placement Warrants [Member]
Class of warrants or rights number of shares covered by each warrant or right												7,942,500
Private Placement Warrants [Member] | Sponsor [Member]
Class of warrant or right issued during period warrants												7,942,500		7,942,500
Sale of stock, price per share												$ 1	$ 1	$ 1
Public Warrant [Member]
Class of warrants or rights number of shares covered by each warrant or right												9,487,500
IPO [Member]
Stock issued during period, shares											18,975,000	18,975,000	18,975,000
Shares issued, price per share												$ 10	$ 10
Over-Allotment Option [Member]
Stock issued during period, shares											2,475,000
Common Class A [Member]
Stock issued during period, shares										4,743,749
Common stock, conversion basis											one		one
Common stock, par or stated value per share												$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding								3,399,500				1,372,687	1,372,687	4,772,187							14,202,813	14,202,813
Temporary equity, aggregate amount of redemption requirement								$ 38,596,223				$ 149,486,187	$ 149,486,187					$ 38,596,223			$ 149,486,187	$ 149,486,187
Temporary equity, redemption price per share																					$ 10.53
Common Class A [Member] | IPO [Member] | Public Warrant [Member]
Purchase of ordinary share												1	1
Purchase of ordinary share, per share												$ 11.5	$ 11.5
Common Class B [Member]
Stock issued during period, shares										4,743,749
Common stock, par or stated value per share												0.0001	0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Common stock, par or stated value per share												$ 0.0001	$ 0.0001
Sale of stock, price per share																				$ 0.006			$ 0.006
Stock shares issued during the period for services value												$ 25,000	$ 25,000